STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - .3%
General Motors	46,309	[a]	2,660,915
Banks - 4.6%
Bank of America	292,484		11,316,206
JPMorgan Chase & Co.	116,880		17,792,642
Truist Financial	173,166		10,099,041
			39,207,889
Capital Goods - 8.6%
Deere & Co.	38,881		14,546,937
Eaton	87,871		12,150,802
Honeywell International	57,973		12,584,199
Illinois Tool Works	51,429		11,392,552
Otis Worldwide	38,485		2,634,298
Raytheon Technologies	106,879		8,258,540
Trane Technologies	72,948		12,077,271
			73,644,599
Consumer Durables & Apparel - 1.3%
NIKE, Cl. B	86,895		11,547,477
Consumer Services - 1.6%
Las Vegas Sands	137,897	[a]	8,378,622
Yum! Brands	53,628		5,801,477
			14,180,099
Diversified Financials - 5.8%
Ameriprise Financial	29,663		6,895,164
CME Group	47,922		9,787,110
S&P Global	32,236		11,375,117
Synchrony Financial	307,110		12,487,093
Voya Financial	143,826		9,153,087
			49,697,571
Energy - 3.3%
Chevron	96,232		10,084,151
Pioneer Natural Resources	61,647		9,790,777
Valero Energy	112,955		8,087,578
			27,962,506
Food & Staples Retailing - .4%
Costco Wholesale	8,899		3,136,720
Food, Beverage & Tobacco - 3.3%
Mondelez International, Cl. A	155,335		9,091,758
Philip Morris International	105,600		9,370,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Food, Beverage & Tobacco - 3.3% (continued)
The Coca-Cola Company	188,666		9,944,585
			28,407,287
Health Care Equipment & Services - 8.2%
Abbott Laboratories	76,236		9,136,122
Boston Scientific	249,239	[a]	9,633,087
Centene	119,557	[a]	7,640,888
CVS Health	63,971		4,812,538
Danaher	44,350		9,982,298
Medtronic	106,711		12,605,770
UnitedHealth Group	44,101		16,408,659
			70,219,362
Household & Personal Products - 1.0%
The Procter & Gamble Company	60,615		8,209,089
Insurance - 1.6%
American International Group	288,912		13,350,624
Materials - 3.0%
Air Products & Chemicals	40,408		11,368,387
Celanese	68,583		10,274,419
FMC	39,078		4,322,418
			25,965,224
Media & Entertainment - 10.2%
Alphabet, Cl. A	13,850	[a]	28,565,902
Charter Communications, Cl. A	8,477	[a]	5,230,479
Comcast, Cl. A	203,582		11,015,822
Facebook, Cl. A	85,290	[a]	25,120,464
Live Nation Entertainment	45,988	[a]	3,892,884
Netflix	14,100	[a]	7,355,406
The Walt Disney Company	31,572	[a]	5,825,665
			87,006,622
Pharmaceuticals Biotechnology & Life Sciences - 4.6%
AbbVie	118,146		12,785,760
Bristol-Myers Squibb	87,155		5,502,095
Eli Lilly & Co.	37,664		7,036,389
Horizon Therapeutics	63,460	[a]	5,840,858
Thermo Fisher Scientific	18,380		8,388,264
			39,553,366
Real Estate - 1.6%
American Tower	15,771	[b]	3,770,215
Equinix	5,733	[b]	3,896,089
Simon Property Group	50,534	[b]	5,749,253
			13,415,557
Retailing - 7.8%
Amazon.com	12,665	[a]	39,186,523
Booking Holdings	3,515	[a]	8,189,388

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Retailing - 7.8% (continued)
O'Reilly Automotive	7,274	[a]	3,689,737
The Home Depot	52,131		15,912,988
			66,978,636
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices	107,124	[a]	8,409,234
KLA	36,480		12,052,992
Micron Technology	231,944	[a]	20,459,780
NVIDIA	19,719		10,528,566
Skyworks Solutions	31,373		5,756,318
Texas Instruments	93,771		17,721,781
			74,928,671
Software & Services - 14.4%
Adobe	16,889	[a]	8,028,524
Atlassian, Cl. A	20,484	[a]	4,317,208
Crowdstrike Holdings, CI. A	27,612	[a]	5,039,466
Intuit	14,076		5,391,953
Microsoft	199,736		47,091,757
PayPal Holdings	59,293	[a]	14,398,712
salesforce.com	18,370	[a]	3,892,052
Square, Cl. A	39,658	[a]	9,004,349
The Trade Desk, Cl. A	8,596	[a]	5,601,669
Visa, Cl. A	96,792		20,493,770
			123,259,460
Technology Hardware & Equipment - 5.6%
Apple	342,034		41,779,453
Lumentum Holdings	63,959	[a]	5,842,655
			47,622,108
Telecommunication Services - .5%
T-Mobile US	34,108	[a]	4,273,391
Transportation - 1.4%
CSX	121,316		11,697,289
Utilities - 1.9%
Exelon	142,301		6,224,246
NextEra Energy	56,770		4,292,380
Sempra Energy	46,687		6,189,762
			16,706,388
Total Investments (cost $462,345,435)	99.8%		853,630,850
Cash and Receivables (Net)	.2%		1,485,492
Net Assets	100.0%		855,116,342

a Non-income producing security.

b Investment in real estate investment trust within the United States.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	853,630,850	-	-	853,630,850

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2021, accumulated net unrealized appreciation on investments was $391,285,415, consisting of $393,254,374 gross unrealized appreciation and $1,968,959 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.